Share repurchase program (Details) $ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2020 shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Sep. 30, 2019 USD ($)	Feb. 22, 2019 USD ($)	Aug. 24, 2018 USD ($)
Share repurchase program
Value of shares repurchased under share repurchase program | ¥		¥ 134,616
ADS
Share repurchase program
Aggregate value under share repurchase program					$ 30,000,000	$ 10,000,000	$ 20,000,000
Shares repurchased | shares	0	4,075,139	4,075,139	2,249,831
Value of shares repurchased under share repurchase program			$ 19,849	$ 10,151
Weighted average price per ADS | $ / shares			$ 4.87	$ 4.51